Financial Instruments and Fair Value Measurements (Details Textual) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
Unrealized Gain (Loss) on Derivatives	$ 189	$ 194
Gain (Loss) on Derivative Instruments, Net, Pretax	(37)	(117)
Gain (Loss) on Sale of Assets and Asset Impairment Charges	3,477	12,480
Derivative Liabilities, Noncurrent	257		446
Interest Rate Swap One [Member]
Notional Amount of Price Risk Derivatives	3,100
Derivative, Fixed Interest Rate	5.07%
Interest Rate Swap Two [Member]
Notional Amount of Price Risk Derivatives	1,659
Derivative, Fixed Interest Rate	5.55%
Interest Rate Swap [Member]
Unrealized Gain (Loss) on Derivatives	189	194
Gain (Loss) on Interest Rate Fair Value Hedge Ineffectiveness	226	310
Gain (Loss) on Derivative Instruments, Net, Pretax	$ 37	$ 117